SHARE CAPITAL AND OTHER RESERVES (Tables)	6 Months Ended
Jun. 30, 2025
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	June 30,	December 31,
	2025	2024
Other reserve - Share options	$3,527,786	$3,326,971
Other reserve - Warrants	63,228	63,228
	$3,591,014	$3,390,199

Schedule of changes in share options

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,621,666	$1.01	3,463,333	$1.06
Forfeited	(62,500)	0.77	—	—
Expired	—	—	(66,667)	2.25
Outstanding, June 30,	3,559,166	$1.03	3,396,666	$1.03

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	2,992,503	2.86	2,293,753	$0.80
$2.01 - $2.50	566,663	4.04	566,663	2.20
	3,559,166	3.05	2,860,416	$1.08

Schedule of changes in warrants

	2025		2024
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$63,228	100,000	$59,702
Transactions during the period:
Value assigned to warrants vested - consultants	—	—	—	3,525
Outstanding, June 30,	100,000	$63,228	100,000	$63,227